Other Receivables - Summary of lease investment and net lease investment (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Leases By Lessor [Line Items]
Present value of minimum lease payment	₩ 126	₩ 41,887
Other receivables [member]
Disclosure Of Leases By Lessor [Line Items]
Undiscounted lease payments	182,074	210,318
Unrealized interest income	(5,000)	(13,754)
Present value of minimum lease payment	177,074	196,564
Less than 1 year [member] | Other receivables [member]
Disclosure Of Leases By Lessor [Line Items]
Gross amount of lease payment	68,782	70,378
1 year - 3 years [member] | Other receivables [member]
Disclosure Of Leases By Lessor [Line Items]
Gross amount of lease payment	55,270	101,049
3 years – 5 years [member] | Other receivables [member]
Disclosure Of Leases By Lessor [Line Items]
Gross amount of lease payment	5,388	28,922
Over 5 years [members] | Other receivables [member]
Disclosure Of Leases By Lessor [Line Items]
Gross amount of lease payment	₩ 52,634	₩ 9,969